UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     October 30, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $387,460 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      202     5000 SH       SOLE                     5000        0        0
AGILENT TECHNOLOGIES INC       DBCV 3.0 12/21   00846UAB7     1028  1250000 PRN      SOLE                  1250000        0        0
AMERICA ONLINE INC DEL         NOTE    12/21    02364JAC8      513  1000000 PRN      SOLE                  1000000        0        0
AMERICAN INTL GROUP INC        COM              026874107     5368    98129 SH       SOLE                    98129        0        0
AVIRON                         SB NT CV 5.25%08 053762AD2     1007  1100000 PRN      SOLE                  1100000        0        0
BARRA INC                      COM              068313105     2388    87400 SH       SOLE                    87400        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        1    66000 SH       SOLE                     6600        0        0
CARDINAL HEALTH INC            COM              14149Y108    33123   532522 SH       SOLE                   532522        0        0
CLOROX CO DEL                  COM              189054109    45314  1127775 SH       SOLE                  1127775        0        0
COR THERAPEUTICS INC           SR NT CV 4.5%06  217753AG7     1063  1000000 PRN      SOLE                  1000000        0        0
COR THERAPEUTICS INC           SUB NT CV. 5%07  217753AD4     3523  3300000 PRN      SOLE                  3300000        0        0
CORVIS CORP                    COM              221009103       22    40000 SH       SOLE                    40000        0        0
CYPRESS SEMICONDUCTOR CORP     SUB NT CV 4%05   232806AE9     9662 12230000 PRN      SOLE                 12230000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      406    11250 SH       SOLE                    11250        0        0
EXXON MOBIL CORP               COM              30231G102      392    12296 SH       SOLE                    12296        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    33852   605585 SH       SOLE                   605585        0        0
FEDERAL NATL MTG ASSN          COM              313586109      226     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES INC            COM              465754109      125   239771 SH       SOLE                   239771        0        0
I2 TECHNOLOGIES INC            SUB NT CV5.25%06 465754AF6     8411 14256000 PRN      SOLE                 14256000        0        0
IRON MTN INC PA                COM              462846106     8072   323000 SH       SOLE                   323000        0        0
JUNIPER NETWORKS INC           SB NT CV 4.75%07 48203RAA2     1253  1850000 PRN      SOLE                  1850000        0        0
LAM RESEARCH CORP              NOTE 4.0% 6/06   512807AE8     1030  1325000 PRN      SOLE                  1325000        0        0
LEGATO SYS INC                 COM              524651106       74    26835 SH       SOLE                    26835        0        0
LIZ CLAIBORNE INC              COM              539320101     9797   392650 SH       SOLE                   392650        0        0
MICROSOFT CORP                 COM              594918104     9701   221797 SH       SOLE                   221797        0        0
NIKE INC                       CL B             654106103    21970   508800 SH       SOLE                   508800        0        0
PROGRESSIVE CORP OHIO          COM              743315103    47716   942441 SH       SOLE                   942441        0        0
SAFEWAY INC                    COM NEW          786514208    27399  1228650 SH       SOLE                  1228650        0        0
SEALED AIR CORP NEW            PFD CV A $2      81211K209      825    37500 SH       SOLE                    37500        0        0
SIEBEL SYS INC                 SB NT CV 5.5%06  826170AC6      458   500000 PRN      SOLE                   500000        0        0
SYNCOR INTL CORP DEL           COM              87157J106     1053    32789 SH       SOLE                    32789        0        0
VERITAS SOFTWARE CORP / VERI   NOTE 1.856% 8/06 92343RAA1      415   500000 PRN      SOLE                   500000        0        0
VIACOM INC                     CL B             925524308    38656   953295 SH       SOLE                   953295        0        0
WATERS CORP                    COM              941848103    35099  1447375 SH       SOLE                  1447375        0        0
WELLS FARGO & CO NEW           COM              949746101    37143   771240 SH       SOLE                   771240        0        0
WESTERN WIRELESS CORP          CL A             95988E204      173    64000 SH       SOLE                    64000        0        0